Accrued and Other Liabilities (Tables)	3 Months Ended
Apr. 02, 2023
Other Liabilities Disclosure [Abstract]
Schedule of Accrued Liabilities
Accrued liabilities consisted of:

(Dollars in Millions)	2022	2021
Accrued expenses	$447	$535
Accrued compensation and benefits	272	266
Lease liability	35	47
Other accrued liabilities	152	176
Accrued liabilities	$906	$1,024
Accrued liabilities consisted of:

(Dollars in Millions)	April 2, 2023	January 1, 2023
Accrued expenses	$564	$447
Accrued compensation and benefits	156	272
Lease liability	32	35
Other accrued liabilities	235	152
Accrued liabilities	$987	$906

Schedule of Other Liabilities
Other liabilities consisted of:

(Dollars in Millions)	2022	2021
Accrued income taxes - noncurrent (Note 11)	$584	$603
Noncurrent lease liability	81	82
Other noncurrent accrued liabilities	62	71
Other liabilities	$727	$756
Other liabilities consisted of:

(Dollars in Millions)	April 2, 2023	January 1, 2023
Accrued income taxes - noncurrent	$363	$584
Noncurrent lease liability	85	81
Other noncurrent accrued liabilities	68	62
Other liabilities	$516	$727